Retirement Benefit Schemes - Additional Information (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2017 GBP (£) RetirementBenefitArrangement	Dec. 31, 2018 GBP (£)	Dec. 31, 2017 GBP (£) RetirementBenefitArrangement	Dec. 31, 2016 GBP (£)	Dec. 31, 2015 GBP (£)
Disclosure Of Defined Benefit Plans [Line Items]
Number of retirement benefit arrangements operated by the Group’s subsidiary undertakings | | RetirementBenefitArrangement	190		190
Description of basis of valuation of assets available for benefits			All schemes are formally valued at least every three years.
Percentage of principal schemes to total defined benefit schemes			85.00%
Description of basis of valuation of defined benefit schemes			For unfunded schemes in the USA, UK and Canada, 39% of the liabilities reported at year end are expected to be settled by the Group within ten years, 29% between ten and twenty years, 19% between twenty and thirty years, and 13% thereafter
Employee benefit costs, in respect of settlements, past service costs and defined contribution costs reported as part of restructuring costs			£ (12,000,000)	£ 17,000,000	£ (16,000,000)
Percentage of scheme liabilities relate to guaranteed benefits	95.00%		95.00%
Increase of actuarial assumption	£ 373,000,000		£ 373,000,000
Decrease of actuarial assumption	£ (373,000,000)		£ (373,000,000)
United Kingdom
Disclosure Of Defined Benefit Plans [Line Items]
Percentage of return-seeking assets scheme			20.00%
Percentage of risk-reducing assets scheme			80.00%
General inflation (%)	3.20%		3.20%	3.30%
Rate of increase in salaries (%)	3.20%		3.20%	3.30%
Discount rate (%)	2.50%		2.50%	2.60%
Germany
Disclosure Of Defined Benefit Plans [Line Items]
General inflation (%)	1.80%		1.80%	1.80%
Rate of increase in salaries (%)	2.50%		2.50%	2.50%
Discount rate (%)	1.90%		1.90%	1.70%
US
Disclosure Of Defined Benefit Plans [Line Items]
General inflation (%)	2.50%		2.50%	0.00%
Rate of increase in salaries (%)	3.90%		3.90%	0.00%
Discount rate (%)	3.70%		3.70%	0.00%
Canada
Disclosure Of Defined Benefit Plans [Line Items]
General inflation (%)	2.00%		2.00%	2.00%
Rate of increase in salaries (%)	3.00%		3.00%	3.00%
Discount rate (%)	3.30%		3.30%	3.70%
Funded Pension Plans
Disclosure Of Defined Benefit Plans [Line Items]
Pension schemes contribution	£ 83,000,000
Funded Postretirement Plans
Disclosure Of Defined Benefit Plans [Line Items]
Pension schemes contribution	20,000,000
Pension Schemes | United Kingdom
Disclosure Of Defined Benefit Plans [Line Items]
Value contributed to cover on-going service costs and additional contributions to eliminate a funding shortfall			£ 30,000,000
Additional contributions to cover on-going service costs and additional contributions to eliminate a funding shortfall			78,000,000	£ 78,000,000
Contributions to be paid to meet cost of future benefit accruals			18,000,000
Additional contributions to cover on-going service costs and additional contributions to eliminate a funding shortfall in 2018			11,000,000
Maximum charge to secure total contributions payable over the Group’s Head Office			£ 150,000,000
Year in which charge is due to be released			2039
Percentage of unfunded benefit schemes			47.00%	64.00%
Pension Schemes | Germany
Disclosure Of Defined Benefit Plans [Line Items]
Company contributions to pension schemes, 2018	30,000,000		£ 30,000,000
Company contributions to pension schemes, 2019	38,000,000		38,000,000
Company contributions to pension schemes. 2020	38,000,000		38,000,000
Company contributions to pension schemes, 2021	38,000,000		38,000,000
Company contributions to pension schemes, 2022	38,000,000		38,000,000
Pension Schemes | Canada, the Netherlands and Switzerland
Disclosure Of Defined Benefit Plans [Line Items]
Company contributions to pension schemes, 2018	18,000,000		18,000,000
Company contributions to pension schemes, 2019	11,000,000		11,000,000
Company contributions to pension schemes. 2020	11,000,000		11,000,000
Company contributions to pension schemes, 2021	11,000,000		11,000,000
Company contributions to pension schemes, 2022	11,000,000		£ 11,000,000
Pension Schemes | US
Disclosure Of Defined Benefit Plans [Line Items]
Percentage of unfunded benefit schemes			33.00%
Healthcare Schemes
Disclosure Of Defined Benefit Plans [Line Items]
Increase of actuarial assumption	53,000,000		£ 53,000,000
Decrease of actuarial assumption	£ (45,000,000)		£ (45,000,000)
Healthcare Schemes | US
Disclosure Of Defined Benefit Plans [Line Items]
Percentage of unfunded benefit schemes			86.00%
General inflation (%)	7.00%		7.00%
Healthcare Schemes | Canada
Disclosure Of Defined Benefit Plans [Line Items]
General inflation (%)	5.00%		5.00%	4.80%
Healthcare Schemes | All Other Countries | Bottom of Range
Disclosure Of Defined Benefit Plans [Line Items]
Rate of increase in salaries (%)	0.50%		0.50%	0.00%
Discount rate (%)	0.50%		0.50%	0.00%
Healthcare Schemes | All Other Countries | Top of Range
Disclosure Of Defined Benefit Plans [Line Items]
Rate of increase in salaries (%)	4.00%		4.00%	5.20%
Discount rate (%)	10.00%		10.00%	7.70%
Administration Costs
Disclosure Of Defined Benefit Plans [Line Items]
Current service costs			£ 16,000,000	£ 4,000,000
Pension Scheme Contribution
Disclosure Of Defined Benefit Plans [Line Items]
Pension schemes contribution		£ 241,000,000	£ 254,000,000
Pension Scheme Contribution | Funded Pension Plans
Disclosure Of Defined Benefit Plans [Line Items]
Pension schemes contribution		86,000,000
Pension Scheme Contribution | Funded Postretirement Plans
Disclosure Of Defined Benefit Plans [Line Items]
Pension schemes contribution		£ 54,000,000